SEMI-ANNUAL REPORT

                                                              ------------------
                                                              GE LIFESTYLE FUNDS

MARCH 31, 2001

                                                             GE ALLOCATION FUNDS
                                                 GE CONSERVATIVE ALLOCATION FUND
                                                     GE MODERATE ALLOCATION FUND
                                                   GE AGGRESSIVE ALLOCATION FUND

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[GE LOGO OMITTED]

WE BRING GOOD THINGS TO LIFE.

[INSIDE FRONT COVER]

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                                                              GE LIFESTYLE FUNDS
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TABLE OF CONTENTS
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LETTER FROM THE PRESIDENT ..............................................    2

PERFORMANCE SUMMARY


     GE Conservative Allocation Fund ...................................    3


     GE Moderate Allocation Fund .......................................    4


     GE Aggressive Allocation Fund .....................................    5


     Portfolio Manager's Biography .....................................    6


NOTES TO PERFORMANCE ...................................................    6


FINANCIAL STATEMENTS

     Financial Highlights ..............................................    7

     Statements of Net Assets ..........................................    8

     Statements of Operations ..........................................   11

     Statements of Net Changes in Net Assets ...........................   12

     Notes to Financial Statements .....................................   13

INVESTMENT TEAM ........................................................   15


This report has been prepared for the shareholders of the GE LifeStyle Funds. It is not authorized for use as an offer of sale, or a solicitation of an offer to buy, the GE LifeStyle Funds unless accompanied or preceded by the current Prospectus of the GE LifeStyle Funds and the current Prospectus of the underlying GE Funds.

LETTER FROM THE PRESIDENT
--------------------------------------------------------------------------------

DEAR SHAREHOLDER

I am pleased to provide you with the Semi-Annual Report for the GE LifeStyle Funds, for the six months ended March 31, 2001.

MARKET OVERVIEW
The past six months saw a dramatic change in the fortunes of the U.S. economy, which had a significant impact on the performance of the investment markets. After a number of years of rather rapid growth, the U.S. economy began to slow toward the end of 2000, and continued that trend as the new year began. This prompted the Federal Reserve (the "Fed") to reverse its position from one of fighting the risk of inflation in a fast-growth environment to one of trying to engineer a soft landing for the economy. In January, the Fed implemented two, one-half percent reductions in the federal funds rate, and added another half-percent easing move in March.

The Fed's actions, however, were not sufficient to offset the already weakening business climate. A number of companies failed to meet profit expectations, which discouraged investors and resulted in a marked decline in the prices of many stocks. Hardest hit were the technology and telecommunications sectors. Of particular note was the dramatic drop in the technology-laden NASDAQ composite index, which lost half of its value between September 30, 2000 and March 31, 2001. The Standard & Poor's 500 Index declined by close to 20% in that time, while the Dow Jones Industrial Average lost about 7%. The bearish sentiment grew even stronger in February and March, as the corporate profit picture continued to worsen, and the market's weakness spread to nearly every sector of the economy. The only areas that escaped with somewhat positive results were the energy, electric utilities and health care industries.

The declining fortunes of the U.S. economy, and the interest rate reductions by the "Fed" had a positive impact on the bond market. Yields came down in most sectors of the bond market, boosting bond values. In the first months of 2001, corporate bonds enjoyed a particularly strong period of performance, including bonds in the high-yield sector which had lagged the market as a whole through most of 2000. Interest rates on long-term Treasury bonds also declined over the six-month period, though not as dramatically as rates on short-term debt securities, boosting their values as well.

Foreign markets struggled, particularly in the early months of 2001, as concerns about an economic slowdown spread worldwide. Most markets declined significantly in the first quarter of the new year. In addition, the dollar, which had weakened in late 2000, gained surprising strength in 2001. That turnaround proved to have a negative impact on returns for U.S. investors in overseas equity and fixed-income markets.

MARKET OUTLOOK
As we enter the spring and summer months of 2001, there seem to be more questions than answers about the direction of the markets. Nearly all revolve around what will happen to the U.S. economy. It is not clear at this point if the economy has actually slipped into a recession, or whether it will in the months ahead. If that does occur, it is likely to have a negative impact on corporate profits, which will dampen enthusiasm for stocks. On the other hand, signs of improvement in the economy would likely enhance the outlook for corporate earnings, and should encourage investors about the prospects for stocks going forward. Regardless of what happens, it appears likely that any rebound in the economy will be slow and steady, rather than a rapid recovery. If this proves to be true, investors will likely have to maintain patience with the market through these challenging times. We remain very positive about the long-term outlook for equities and fixed-income products, given the generally favorable economic trends combining reasonable economic growth with low inflation. That optimism extends to our view of foreign markets as well.

THE VALUE OF DIVERSIFICATION
An important lesson of the market's sudden turnaround is the value of owning a diversified portfolio. This includes not only an appropriate mix of equity and fixed-income funds (the breakdown depends on your investment time horizon and your willingness to tolerate risk) but also a proper mix within each category. For instance, during the strong run for technology stocks in the late 1990s, many investors poured money into growth-oriented stock funds while ignoring funds that focused on stocks that offered more attractive value. But recent results show that those who avoided value funds missed an opportunity. Based on a breakdown of the S&P 500 index, value stocks outperformed growth stocks by 37% for the 12-month period ending March 31, 2001. Clearly, a portfolio diversified in both value and growth funds over that time period would have performed better than one that only included growth funds. Keep in mind the importance of maintaining a well balanced portfolio as you pursue your key financial goals.

All of us at GE LifeStyle Funds thank you for your continued investment in our products. I also recommend you maintain a long-term perspective as you review your investment strategy. We look forward to continuing to meet your needs.

Sincerely,

/S/MICHAEL J. COSGROVE

Michael J. Cosgrove
CHAIRMAN, GE LIFESTYLE FUNDS

APRIL 19, 2001

MIKE COSGROVE IS THE PRESIDENT OF THE ASSET MANAGEMENT SERVICES GROUP OF GE FINANCIAL ASSURANCE HOLDINGS, INC., AND OF GE INVESTMENT DISTRIBUTORS, INC., THE FUNDS' DISTRIBUTOR, AND SERVES AS A TRUSTEE OF THE GE PENSION TRUST AND GE'S EMPLOYEE SAVINGS PROGRAM. PREVIOUSLY CHIEF FINANCIAL OFFICER OF GE ASSET MANAGEMENT AND ASSISTANT TREASURER-GE COMPANY, MIKE JOINED GE IN 1970 AND HELD A NUMBER OF MANAGERIAL POSITIONS IN FINANCE AND SALES IN THE INTERNATIONAL OPERATION AND IN GE TRADING COMPANY. HE HAS A B.S. IN ECONOMICS FROM FORDHAM UNIVERSITY AND AN M.B.A. FROM ST. JOHN'S UNIVERSITY.

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GE CONSERVATIVE ALLOCATION FUND                 PERFORMANCE SUMMARY  (unaudited)
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--------------------------------------------------------------------------------
CHANGE IN VALUE OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

[LINE GRAPH OMITTED]
PLOT POINTS FOLLOWS:

              Conservative Allocation Fund         Composite Index
12/31/98                   10,000                         10,000
3/99                       10,160                      10,103.94
6/99                       10,390                      10,362.96
9/99                       10,270                      10,242.57
12/99                   11,002.56                      10,952.91
3/00                    11,258.67                      11,217.03
6/00                    11,248.43                      11,161.05
9/00                    11,279.16                      11,211.95
12/00                   11,499.94                      11,143.38
3/1/2001                11,189.71                      10,722.52


PORTFOLIO ALLOCATION TO FUNDS AT 3/31/01*
--------------------------------------------------------------------------------
                                          TARGET      ACTUAL
                                          ------      ------
GE Fixed Income Fund                       53.0%       52.4%
GE U.S. Equity Fund                        28.0%       28.7%
GE International Equity Fund               12.0%       11.9%
GE Small-Cap Value Equity Fund              5.0%        5.1%
Other                                       2.0%        1.9%
--------------------------------------------------------------------------------
Total                                     100.0%      100.0%
--------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS
From December 31, 1998 (inception) through March 31, 2001
--------------------------------------------------------------------------------
                                   SIX       ONE       SINCE
                                 MONTHS     YEAR     INCEPTION
--------------------------------------------------------------------------------

GE CONSERVATIVE ALLOCATION FUND  (0.79)%    (0.61)%    5.12%
Composite Index**                (4.36)%    (4.41)%    3.15%
LB Aggregate Bond Index           7.37%     12.53%     6.02%
S&P 500 Index                   (18.76)%   (21.85)%   (1.38)%
MSCI EAFE Index                 (16.05)%   (25.88)%   (2.71)%
Russell 2000 Index              (12.96)%   (15.33)%    4.31%
90 Day T-Bill                     2.91%      5.98%     5.41%
--------------------------------------------------------------------------------


The GE Conservative Allocation Fund declined 0.79% for the six-month period ended March 31, 2001. The Fund outperformed its Composite Index, which lost 4.36% for the same period.

The Fund allocates investments among several asset classes including U.S. Equities, International Equities, and Fixed Income. The Fund is designed to provide investors with a balanced, conservative investment strategy. The Fund is structured with a conservative weighting in equities relative to fixed income. Approximately 46% of the Fund is allocated to equities. U.S. Equities account for 34% of the Fund, with 29% allocated to core equity and 5% to small-cap equities. Core international equities comprise 12% of the Fund. Approximately 54% of the Fund is allocated to fixed income securities. Core fixed income accounts for 52% of the Fund and the balance is allocated to cash and cash equivalents. Due to the balanced approach of the Fund, the results need to be compared to a composite index which is made up of several benchmarks including: the S&P 500 Index, the Russell 2000 Index, the MSCI EAFE Index, the Lehman Brothers Aggregate Bond Index, and the 90 Day T-Bill.

The Fund's strong relative performance compared to its composite index was due to positive results in fixed income, and good stock selection in U.S. and international equities. More than half of the Fund is allocated to fixed income. A "flight to quality" away from the equity market and aggressive easing of interest rates by the Federal Reserve reduced interest rates across the entire Treasury yield curve. With the decline in interest rates, the fixed income investments of the Fund performed well during the period. The U.S. equity markets declined during this period. However, the Fund outperformed its composite index in both core U.S. equity stocks and U.S. small-cap equity stocks, primarily due to reduced weightings in the technology sector. The international markets were decidedly mixed during the period: the modest recovery in the fourth quarter of 2000 lasted until January 2001 but turned sharply downward in February and March. The international equity portion of the Fund slightly underperformed its portion of the composite index. We continue to believe that this investment strategy will provide solid results especially when markets are reflecting economic uncertainty.

* AS A PERCENTAGE OF NET ASSETS
**THE COMPOSITE INDEX IS DERIVED BY APPLYING EACH UNDERLYING FUND'S TARGET
  ALLOCATIONS TO THE RESULTS OF THE BENCHMARK INDEX FOR EACH OF THOSE UNDERLYING GE FUNDS.

SEE NOTES TO PERFORMANCE.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

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GE MODERATE ALLOCATION FUND                     PERFORMANCE SUMMARY  (unaudited)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
CHANGE IN VALUE OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

[LINE GRAPH OMITTED]
PLOT POINTS FOLLOWS:

                 Moderate Allocation Fund       Composite Index
12/31/98                    10,000                     10,000
3/99                        10,240                   10,158.5
6/99                        10,600                   10,675.4
9/99                        10,390                  10,438.95
12/99                     11,475.8                  11,556.27
3/00                     11,761.17                     11,851
6/00                     11,608.29                  11,643.17
9/00                     11,465.61                  11,529.66
12/00                     11,497.4                  11,143.31
3/1/2001                 10,948.88                  10,466.19


PORTFOLIO ALLOCATION TO FUNDS AT 3/31/01*
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                                          TARGET      ACTUAL
                                          ------      ------
GE U.S. Equity Fund                        34.0%       34.8%
GE Fixed Income Fund                       28.0%       27.7%
GE International Equity Fund               16.0%       15.9%
GE Small-Cap Value Equity Fund             12.0%       12.3%
GE High Yield Fund                          5.0%        4.9%
GE Emerging Markets Fund                    3.0%        2.9%
Other                                       2.0%        1.5%
--------------------------------------------------------------------------------
Total                                     100.0%      100.0%
--------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS
From December 31, 1998 (inception) through March 31, 2001
--------------------------------------------------------------------------------
                                   SIX       ONE       SINCE
                                 MONTHS     YEAR     INCEPTION
--------------------------------------------------------------------------------
GE MODERATE ALLOCATION FUND      (4.51)%    (6.91)%    4.11%
Composite Index**                (9.22)%   (11.69)%    2.05%
S&P 500 Index                   (18.76)%   (21.85)%   (1.38)%
LB Aggregate Bond Index           7.37%     12.53%     6.02%
MSCI EAFE Index                 (16.05)%   (25.88)%   (2.71)%
Russell 2000 Index              (12.96)%   (15.33)%    4.31%
CS First Boston High Yield Index (0.29)%     0.85%     1.24%
MSCI EMF Index                  (18.05)%   (35.95)%    3.98%
90 Day T-Bill                     2.91%      5.98%     5.41%
--------------------------------------------------------------------------------

The GE Moderate Allocation Fund declined 4.51% for the six-month period ended March 31, 2001. The Fund outperformed its Composite Index, which lost 9.22% for the same period.

The Fund allocates investments among several asset classes including U.S. Equities, International Equities, and Fixed Income. The Fund is designed to provide investors with a balanced, moderate investment strategy. The Fund is structured with a moderate weighting in equities relative to fixed income. Approximately 66% of the Fund is allocated to equities. U.S. Equities account for 47% of the Fund, with 35% allocated to core equity and 12% to small-cap equities. International equities comprise 19% of the Fund, with 16% in core international and 3% in emerging market equities. Approximately 34% of the Fund is allocated to fixed income securities. The fixed income weighting includes 28% in core fixed income, 5% in high yield securities, and the balance in cash and cash equivalents. Due to the balanced approach of the Fund, the results need to be compared to a composite index which is made up of several benchmarks including: the S&P 500 Index, the Russell 2000 Index, the MSCI EAFE Index, the MSCI EMF Index, the Lehman Brothers Aggregate Bond Index, the CS First Boston High Yield Index, and the 90 Day T-Bill.

The Fund's strong relative performance compared to its composite index was due to the asset allocation strategy of the Fund. More than 65% of the Fund is allocated to equities. The U.S. equity markets declined during this period. However, the Fund outperformed its composite index in both core U.S. equity stocks and U.S. small-cap equity stocks, primarily due to reduced weightings in the technology sector. The international markets were decidedly mixed during the period. Both the international equity and emerging markets equity investments of the Fund underperformed their portions of the composite index. The fixed income markets did well during the period. A "flight to quality" away from the equity market and aggressive easing of interest rates by the Federal Reserve reduced interest rates across the entire Treasury yield curve. With the decline in interest rates, the fixed income investments of the Fund performed well during the period. We continue to believe that this investment strategy will provide solid results in both up and down markets due to the balanced diversification between equities and fixed income.

* AS A PERCENTAGE OF NET ASSETS
**THE COMPOSITE INDEX IS DERIVED BY APPLYING EACH UNDERLYING FUND'S TARGET
  ALLOCATIONS TO THE RESULTS OF THE BENCHMARK INDEX FOR EACH OF THOSE UNDERLYING GE FUNDS.

SEE NOTES TO PERFORMANCE.
PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

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GE AGGRESSIVE ALLOCATION FUND                   PERFORMANCE SUMMARY  (unaudited)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
CHANGE IN VALUE OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

[LINE GRAPH OMITTED]
PLOT POINTS FOLLOWS:

                 Aggressive Allocation Fund       Composite Index
12/31/98                     10,000                      10,000
3/99                         10,340                   10,175.55
6/99                         10,870                   10,921.25
9/99                         10,560                   10,582.48
12/99                     12,021.65                   12,056.55
3/00                      12,325.48                   12,405.43
6/00                       12,401.9                   12,060.11
9/00                      11,788.71                   11,818.36
12/00                     11,713.96                   11,176.65
3/1/2001                  10,920.33                   10,280.58


PORTFOLIO ALLOCATION TO FUNDS AT 3/31/01*
--------------------------------------------------------------------------------

                                          TARGET      ACTUAL
                                          ------      ------
GE U.S. Equity Fund                        38.0%       38.5%
GE Small-Cap Value Equity Fund             20.0%       20.3%
GE International Equity Fund               19.0%       18.7%
GE Fixed Income Fund                        9.0%        8.8%
GE High Yield Fund                          7.0%        6.8%
GE Emerging Markets Fund                    5.0%        4.8%
Other                                       2.0%        2.1%
--------------------------------------------------------------------------------
Total                                     100.0%      100.0%
--------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS
From December 31, 1998 (inception) through March 31, 2001
--------------------------------------------------------------------------------
                                   SIX       ONE       SINCE
                                 MONTHS     YEAR     INCEPTION
--------------------------------------------------------------------------------

GE AGGRESSIVE ALLOCATION FUND    (7.37)%   (11.40)%    3.99%
Composite Index**               (13.01)%   (17.13)%    1.24%
S&P 500 Index                   (18.76)%   (21.85)%   (1.38)%
Russell 2000 Index              (12.96)%   (15.33)%    4.31%
MSCI EAFE Index                 (16.05)%   (25.88)%   (2.71)%
LB Aggregate Bond Index           7.37%     12.53%     6.02%
CS First Boston High Yield Index (0.29)%     0.85%     1.24%
MSCI EMF Index                  (18.05)%   (35.95)%    3.98%
90 Day T-Bill                     2.91%      5.98%     5.41%
--------------------------------------------------------------------------------

The GE Aggressive Allocation Fund declined 7.37% for the six-month period ended March 31, 2001. The Fund outperformed its Composite Index, which lost 13.01% for the same period.

The Fund allocates investments among several asset classes including U.S. Equities, International Equities, and Fixed Income. The Fund is designed to provide investors with a balanced but aggressive investment strategy. The Fund is structured with an aggressive weighting in equities relative to fixed income due to its long-term goal of capital appreciation. Approximately 82% of the Fund is allocated to equities. U.S. Equities account for 58% of the Fund, with 38% allocated to core equity and 20% to small-cap equities. International equities comprise 24% of the Fund, with 19% in core international and 5% in emerging market equities. Approximately 18% of the Fund is allocated to fixed income securities. The fixed income weighting includes 9% in core fixed income, 7% in high yield securities, and the balance in cash and cash equivalents. Due to the balanced approach of the Fund, the results need to be compared to a composite index which is made up of several benchmarks including: the S&P 500 Index, the Russell 2000 Index, the MSCI EAFE Index, the MSCI EMF Index, the Lehman Brothers Aggregate Bond Index, the CS First Boston High Yield Index, and the 90 Day T-Bill.

The Fund's strong relative performance compared to its composite index was due to the asset allocation strategy of the Fund. More than 80% of the Fund is allocated to equities, with approximately 58% allocated to U.S. equities. The U.S. equity markets declined during this period. However, the Fund outperformed its composite benchmark in both core U.S. equity stocks and U.S. small-cap equity stocks, primarily due to reduced weightings in the technology sector. The international markets were decidedly mixed during the period. Both the international equity and emerging markets equity investments of the Fund underperformed their portions of the composite index. The fixed income markets did well during the period. A "flight to quality" away from the equity market and aggressive easing of interest rates by the Federal Reserve reduced interest rates across the entire Treasury yield curve. With the decline in interest rates, the fixed income investments of the Fund performed well during the period. We believe this investment strategy will provide positive results in strong equity markets, and conversely, when markets retreat, the fixed income allocation is likely to cushion negative returns.

* AS A PERCENTAGE OF NET ASSETS*
**THE COMPOSITE INDEX IS DERIVED BY APPLYING EACH UNDERLYING FUND'S TARGET
  ALLOCATIONS TO THE RESULTS OF THE BENCHMARK INDEX FOR EACH OF THOSE UNDERLYING GE FUNDS.

SEE NOTES TO PERFORMANCE.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

GE LIFESTYLE FUNDS                                 PORTFOLIO MANAGER'S BIOGRAPHY
--------------------------------------------------------------------------------

PERFORMANCE SUMMARIES ON THE PRECEDING PAGES ARE PRESENTED
BY EUGENE K. BOLTON, EXECUTIVE VICE PRESIDENT, GE ASSET MANAGEMENT.

GENE BOLTON IS THE PORTFOLIO MANAGER OF GE ALLOCATION FUNDS. AS THE CHAIRMAN OF THE ASSET ALLOCATION COMMITTEE AT GE ASSET MANAGEMENT, GENE WORKS CLOSELY WITH THE PORTFOLIO MANAGERS OF THE UNDERLYING GE FUNDS. HE IS RESPONSIBLE FOR MANAGING GEAM'S U.S. EQUITY OPERATION AND ALSO PERSONALLY MANAGES THE US EQUITY SELECT STRATEGY. GENE JOINED GE IN 1964 AND, AFTER COMPLETING GE'S FINANCIAL MANAGEMENT PROGRAM, HELD A NUMBER OF FINANCIAL AND STRATEGIC PLANNING POSITIONS IN THE U.S. AND EUROPE. HIS EXPERIENCE INCLUDES ASSIGNMENTS WITH GE'S MEDICAL SYSTEMS AND MAJOR APPLIANCE BUSINESSES AS WELL AS CORPORATE FINANCE. JOINING GE ASSET MANAGEMENT IN 1984 AS CHIEF FINANCIAL OFFICER, HE MOVED TO EQUITIES AS A PORTFOLIO MANAGER IN 1986 AND MANAGED A GE PENSION FUND PORTFOLIO THROUGH 1991 WHEN HE WAS NAMED TO HIS PRESENT POSITION. GENE IS A TRUSTEE OF THE GE PENSION TRUST AND GE'S EMPLOYEE SAVINGS PLAN AS WELL AS CHAIRMAN OF GEAM'S ASSET ALLOCATION COMMITTEE. HE IS ALSO A TRUSTEE OF RENSSELAER POLYTECHNIC INSTITUTE AND CHAIRMAN OF THEIR INVESTMENT COMMITTEE, A TRUSTEE OF THE INVESTMENT MANAGEMENT WORKSHOP, AND A PAST MEMBER OF THE NEW YORK STOCK EXCHANGE PENSION ADVISORY COMMITTEE. GENE IS A GRADUATE OF MUNDELEIN COLLEGE WITH A BA DEGREE IN BUSINESS AND MANAGEMENT.


NOTES TO PERFORMANCE  (unaudited)
--------------------------------------------------------------------------------

Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Past performance is not indicative of future results of a Fund. Investment returns and net asset value on an investment will fluctuate and you may have a gain or loss when you sell your shares. Periods less than one year are not annualized.

The Adviser entered into a contract with GE LifeStyle Funds and/or certain underlying GE Funds effective January 29, 2001 pursuant to which it has agreed to limit "Other Expenses" on an annualized basis. Without these provisions, the performance returns would have been lower. These provisions may be discontinued in the future.

The Standard & Poor's ("S&P") 500 Composite Stock Price Index of stocks (S&P
500), Morgan Stanley Capital International Europe, Australasia, Far East Index (MSCI EAFE ), the Lehman Brothers Aggregate Bond Index (LB Aggregate), the Russell 2000 Index (Russell 2000), the Morgan Stanley Capital International Emerging Markets Free Index (MSCI EMF), and the Credit Suisse First Boston High Yield Index (CS First Boston High Yield) are unmanaged indices and do not reflect the actual cost of investing in the instruments that comprise each index.

The S&P 500 is a capitalization-weighted index of 500 widely held stocks recognized by investors to be representative of the U.S. stock market in general. The MSCI EAFE is a composite of foreign securities traded in 20 developed markets representing Europe, Australasia and Far East. The LB Aggregate is a composite of short-, medium-, and long-term bond performance and is widely recognized as a barometer of the bond market in general. The Russell 2000 measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index, which measures the performance of the 3000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The MSCI EMF is a composite of securities available to non-domestic investors traded in 25 emerging markets. The CS First Boston High Yield is a composite of below investment-grade corporate bonds issued in the United States. The 90 Day T-Bill is the average return on three month U.S. Treasury Bills. The results shown for the foregoing indices assume reinvestment of net dividends or interest.

Total returns for the Composite Index are derived by applying each underlying Fund's target allocations to the results of the corresponding benchmarks for the GE U.S. Equity Fund and GE Small-Cap Value Equity Fund, the S&P 500 and the Russell 2000, respectively; for the GE International Equity Fund and GE Emerging Markets Fund, the MSCI EAFE and the MSCI EMF, respectively; for the GE Fixed Income Fund and GE High Yield Fund, the LB Aggregate and the CS First Boston High Yield, respectively; and for cash and cash equivalents, the 90 Day T-Bill.

FINANCIAL HIGHLIGHTS
SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED
------------------------------------------------------------------------------------------------------------------------------------

                                            GE CONSERVATIVE                   GE MODERATE                   GE AGGRESSIVE
                                               ALLOCATION                     ALLOCATION                     ALLOCATION
                                                  FUND                           FUND                           FUND
                                        3/31/01   9/30/00  9/30/99(a)  3/31/01    9/30/00  9/30/99(a) 3/31/01   9/30/00 9/30/99(a)
------------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                --        --   12/31/98       --         --   12/31/98       --        --   12/31/98

Net asset value, beginning
   of period ........................... $ 11.01   $ 10.27    $10.00   $ 11.25    $ 10.39   $10.00    $ 11.64   $ 10.56    $10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income ..................    0.24      0.37      0.13      0.21       0.28     0.08       0.19      0.18      0.03
Net realized and unrealized gains (losses)
   on investments ......................   (0.31)     0.63      0.14(c)  (0.69)      0.79     0.31(c)   (1.01)     1.04      0.53(c)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM INVESTMENT
   OPERATIONS ..........................   (0.07)     1.00      0.27     (0.48)      1.07     0.39      (0.82)     1.22      0.56
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income ...............    0.39      0.26        --      0.31       0.20       --       0.24      0.13        --
   Net realized gains ..................    0.09        --        --      0.28       0.01       --       0.26      0.01        --
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ....................    0.48      0.26        --      0.59       0.21       --       0.50      0.14        --
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ......... $ 10.46   $ 11.01    $10.27   $ 10.18    $ 11.25   $10.39    $ 10.32   $ 11.64    $10.56
------------------------------------------------------------------------------------------------------------------------------------


TOTAL RETURN (B) .......................   (0.79)%    9.83%     2.70%   (4.51)%     10.35%    3.90%     (7.37)%   11.64%     5.60%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period
      (in thousands) ................... $34,192   $39,780    $  841   $16,742    $19,817   $8,422    $21,920   $26,487    $7,339
   Ratios to average net assets:
     Net investment income* ............    4.09%     3.47%     3.09%     3.73%      2.49%    1.98%      3.32%     1.43%     0.99%
     Net expenses* .....................    0.20%     0.20%     0.20%     0.20%      0.20%    0.20%      0.20%     0.20%     0.20%
     Gross expenses* ...................    0.30%     0.36%     2.47%     0.42%      0.49%    0.45%      0.37%     0.44%     0.61%
   Portfolio turnover rate .............      11%       44%      140%       16%        53%      18%        15%       38%       10%
------------------------------------------------------------------------------------------------------------------------------------


NOTES TO FINANCIAL HIGHLIGHTS
-----------------------------

(a) INFORMATION IS FOR THE PERIOD DECEMBER 31, 1998, INCEPTION OF INVESTMENT OPERATIONS, THROUGH SEPTEMBER 30, 1999.

(b) TOTAL RETURNS ARE HISTORICAL AND ASSUME CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
    HAD THE ADVISER NOT ABSORBED A PORTION OF EXPENSES OF THE FUNDS AND OF THE UNDERLYING GE FUNDS, TOTAL RETURNS WOULD HAVE
    BEEN LOWER. TOTAL RETURNS ARE NOT ANNUALIZED.

(c) AS A RESULT OF THE TIMING OF PURCHASES AND SALES OF FUND SHARES, PER SHARE AMOUNTS DO NOT ACCORD WITH AGGREGATE AMOUNTS
    APPEARING IN THE STATEMENT OF OPERATIONS.

*   ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.

---------------
See Notes to Financial Statements.

STATEMENT OF NET ASSETS
---------------------------------------------------------------------------------------------------------------------------
GE CONSERVATIVE ALLOCATION FUND
March 31, 2001 (UNAUDITED)
---------------------------------------------------------------------------------------------------------------------------

                                                                                          NUMBER
                                                                                         OF SHARES                   VALUE
---------------------------------------------------------------------------------------------------------------------------
INVESTMENTS --  100.4%
---------------------------------------------------------------------------------------------------------------------------
GE Fixed Income Fund (Class Y) .................................................        1,474,613             $ 17,931,292
GE U.S. Equity Fund (Class Y) ..................................................          355,463                9,810,778
GE International Equity Fund (Class Y) .........................................          280,188                4,068,323
GE Small-Cap Value Equity Fund (Class Y) .......................................          131,073                1,752,448
GEI Short-Term Investment Fund .................................................          755,204                  755,204

TOTAL INVESTMENTS
   (COST $36,058,765) ..........................................................                                34,318,045

---------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (0.4)%
---------------------------------------------------------------------------------------------------------------------------
Other Assets ...................................................................                                    20,621
Liabilities ....................................................................                                  (146,597)
---------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES ...................................................                                  (125,976)
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS-- 100% ..............................................................                               $34,192,069
---------------------------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF:
---------------------------------------------------------------------------------------------------------------------------
Capital paid in ................................................................                               $34,596,312
Undistributed net investment income ............................................                                   291,366
Accumulated net realized gain ..................................................                                 1,045,111
Net unrealized depreciation on investments .....................................                                (1,740,720)
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS .....................................................................                               $34,192,069
---------------------------------------------------------------------------------------------------------------------------


Shares outstanding (par value $.001) ...........................................                                 3,267,795
Net asset value per share ......................................................                                    $10.46

----------------
See Notes to Financial Statements.


STATEMENT OF NET ASSETS
---------------------------------------------------------------------------------------------------------------------------
GE MODERATE ALLOCATION FUND
March 31, 2001 (UNAUDITED)
---------------------------------------------------------------------------------------------------------------------------

                                                                                          NUMBER
                                                                                         OF SHARES                   VALUE
---------------------------------------------------------------------------------------------------------------------------
INVESTMENTS -- 100.1%
---------------------------------------------------------------------------------------------------------------------------
GE U.S. Equity Fund (Class Y) ..................................................          211,046             $  5,824,878
GE Fixed Income Fund (Class Y) .................................................          380,820                4,630,775
GE International Equity Fund (Class Y) .........................................          182,869                2,655,264
GE Small-Cap Value Equity Fund (Class Y) .......................................          153,887                2,057,471
GE High Yield Fund (Class Y) ...................................................          104,148                  820,683
GE Emerging Markets Fund (Class Y) .............................................           52,555                  490,342
GEI Short-Term Investment Fund .................................................          280,382                  280,382

TOTAL INVESTMENTS
   (COST $18,654,670) ..........................................................                                16,759,795

---------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (0.1)%
---------------------------------------------------------------------------------------------------------------------------
Other Assets ...................................................................                                    10,389
Liabilities ....................................................................                                   (28,315)
---------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES ...................................................                                   (17,926)
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS-- 100% ..............................................................                               $16,741,869
---------------------------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF:
---------------------------------------------------------------------------------------------------------------------------
Capital paid in ................................................................                               $18,071,913
Undistributed net investment income ............................................                                    96,433
Accumulated net realized gain ..................................................                                   468,398
Net unrealized depreciation on investments .....................................                                (1,894,875)
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS .....................................................................                               $16,741,869
---------------------------------------------------------------------------------------------------------------------------


Shares outstanding (par value $.001) ...........................................                                 1,644,795
Net asset value per share ......................................................                                    $10.18

---------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.


STATEMENT OF NET ASSETS
---------------------------------------------------------------------------------------------------------------------------
GE AGGRESSIVE ALLOCATION FUND
March 31, 2001 (UNAUDITED)
---------------------------------------------------------------------------------------------------------------------------

                                                                                          NUMBER
                                                                                         OF SHARES                   VALUE
---------------------------------------------------------------------------------------------------------------------------
INVESTMENTS -- 100.0%
---------------------------------------------------------------------------------------------------------------------------
GE U.S. Equity Fund (Class Y) ..................................................          306,044             $  8,446,807
GE Small-Cap Value Equity Fund (Class Y) .......................................          332,743                4,448,768
GE International Equity Fund (Class Y) .........................................          281,625                4,089,196
GE Fixed Income Fund (Class Y) .................................................          158,844                1,931,540
GE High Yield Fund (Class Y) ...................................................          189,220                1,491,053
GE Emerging Markets Fund (Class Y) .............................................          113,615                1,060,118
GEI Short-Term Investment Fund .................................................          443,591                  443,591

TOTAL INVESTMENTS
   (COST $25,483,515) ..........................................................                                21,911,073

---------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.0%*
---------------------------------------------------------------------------------------------------------------------------
Other Assets ...................................................................                                    13,765
Liabilities ....................................................................                                    (4,793)
---------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES ...................................................                                     8,972
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS-- 100% ..............................................................                               $21,920,045
---------------------------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF:
---------------------------------------------------------------------------------------------------------------------------
Capital paid in ................................................................                               $24,673,922
Undistributed net investment income ............................................                                    74,732
Accumulated net realized gain ..................................................                                   743,833
Net unrealized depreciation on investments .....................................                                (3,572,442)
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS .....................................................................                               $21,920,045
---------------------------------------------------------------------------------------------------------------------------


Shares outstanding (par value $.001) ...........................................                                 2,124,950
Net asset value per share ......................................................                                    $10.32


* Less than 0.1%

---------------
See Notes to Financial Statements.


STATEMENTS OF OPERATIONS
For the period ended March 31, 2001 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------

                                                           GE CONSERVATIVE              GE MODERATE              GE AGGRESSIVE
                                                             ALLOCATION                 ALLOCATION                ALLOCATION
                                                                FUND                       FUND                      FUND
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   INCOME:
      Dividends ........................................   $   811,746                  $ 364,325              $   424,660
      Interest .........................................        20,454                     11,100                   13,131
------------------------------------------------------------------------------------------------------------------------------------
   TOTAL INCOME ........................................       832,200                    375,425                  437,791
------------------------------------------------------------------------------------------------------------------------------------
   EXPENSES:
      Advisory and administration fees .................        38,819                     19,113                   24,890
      Transfer agent fees ..............................        19,946                     20,444                   20,444
      Trustees' fees ...................................            89                        899                      784
------------------------------------------------------------------------------------------------------------------------------------
   TOTAL EXPENSES BEFORE REIMBURSEMENT .................        58,854                     40,456                   46,118
------------------------------------------------------------------------------------------------------------------------------------
      Less: Expenses reimbursed by
         the Adviser ...................................       (20,035)                   (21,343)                 (21,228)
------------------------------------------------------------------------------------------------------------------------------------
      Net expenses .....................................        38,819                     19,113                   24,890
------------------------------------------------------------------------------------------------------------------------------------
   NET INVESTMENT INCOME ...............................       793,381                    356,312                  412,901
------------------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
      Realized gain on investments .....................     1,096,915                    599,930                  823,832
      Change in unrealized depreciation
         on investments ................................    (2,201,689)                (1,830,783)              (3,151,531)
------------------------------------------------------------------------------------------------------------------------------------
      Net realized and unrealized loss
         on investments ................................    (1,104,774)                (1,230,853)              (2,327,699)
------------------------------------------------------------------------------------------------------------------------------------
   NET DECREASE IN NET ASSETS
      RESULTING FROM OPERATIONS ........................  $   (311,393)               $  (874,541)             $(1,914,798)
------------------------------------------------------------------------------------------------------------------------------------


-----------------
See Notes to Financial Statements.


STATEMENTS OF CHANGES IN NET ASSETS
For the period ended March 31, 2001 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------

                                                            GE CONSERVATIVE            GE MODERATE             GE AGGRESSIVE
                                                              ALLOCATION               ALLOCATION               ALLOCATION
                                                                 FUND                     FUND                     FUND
                                                         PERIOD ENDED    YEAR     PERIOD ENDED    YEAR    PERIOD ENDED     YEAR
                                                           03/31/01      ENDED      03/31/01      ENDED     03/31/01       ENDED
                                                          (UNAUDITED)   9/30/00    (UNAUDITED)   9/30/00   (UNAUDITED)    9/30/00
------------------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
      Net investment income .......................... $   793,381 $   878,578   $   356,312 $   364,803  $   412,901  $   251,062
      Net realized gain on investments ...............    1,096,915     250,517       599,930     355,118      823,832      484,994
      Net increase (decrease) in unrealized
         appreciation/depreciation ...................   (2,201,689)    481,403    (1,830,783)    158,151    3,151,531)    (144,075)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) from operations ........     (311,393)  1,610,498      (874,541)    878,072   (1,914,798)     591,981
------------------------------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
      Net investment income ..........................   (1,370,123)    (21,000)     (540,000)   (147,000)    (518,000)     (90,000)
      Net realized gains .............................     (301,724)         --      (483,133)    (10,681)    (564,415)      (8,637)
------------------------------------------------------------------------------------------------------------------------------------
   Total distributions ...............................   (1,671,847)    (21,000)   (1,023,133)   (157,681)  (1,082,415)     (98,637)
------------------------------------------------------------------------------------------------------------------------------------
   Increase (decrease) in net assets from
      operations and distributions ...................   (1,983,240)  1,589,498    (1,897,674)    720,391   (2,997,213)     493,344
------------------------------------------------------------------------------------------------------------------------------------
   SHARE TRANSACTIONS:
      Proceeds from sale of shares ...................    1,374,369  47,320,317     1,177,726  15,410,665    1,276,265   22,411,020
      Value of distributions reinvested ..............    1,671,815      21,000     1,023,134     157,680    1,082,413       98,632
      Cost of shares redeemed ........................   (6,650,543) (9,992,455)   (3,378,769) (4,893,409)  (3,928,693)  (3,855,170)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) from share transactions.   (3,604,359) 37,348,862    (1,177,909) 10,674,936   (1,570,015)  18,654,482
------------------------------------------------------------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS ...........   (5,587,599) 38,938,360    (3,075,583) 11,395,327   (4,567,228)  19,147,826

NET ASSETS
   Beginning of year .................................   39,779,668     841,308    19,817,452   8,422,125   26,487,273    7,339,447
------------------------------------------------------------------------------------------------------------------------------------
   End of period .....................................  $34,192,069 $39,779,668   $16,741,869 $19,817,452  $21,920,045  $26,487,273
------------------------------------------------------------------------------------------------------------------------------------
UNDISTRIBUTED NET INVESTMENT INCOME,
   END OF PERIOD .....................................  $   291,366 $   868,108   $    96,433 $   280,121  $    74,732  $   179,831
------------------------------------------------------------------------------------------------------------------------------------

CHANGES IN FUND SHARES

Shares sold by subscription ..........................      126,596   4,443,929        108,726  1,377,619      115,247 1,902,374
Shares issued for distributions reinvested ...........      155,953       1,998         96,159     14,492       98,581     8,713
Shares redeemed ......................................     (626,803)   (915,771)      (321,006)  (441,984)    (364,989) (329,855)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)in fund shares ................     (344,254)  3,530,156       (116,121)   950,127     (151,161)1,581,232
------------------------------------------------------------------------------------------------------------------------------------


-------------------
See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS  March 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------
1.   ORGANIZATION OF THE FUNDS
GE LifeStyle Funds ("LifeStyle Funds" or the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, management investment company. The Trust was organized as a Massachusetts business trust on June 21, 1996, and is authorized to issue an unlimited number of shares. It is currently comprised of six investment funds (each a "Fund" and collectively the "Funds"), three of which are included in a separate annual report. Each Fund operates as a "fund-of-funds" in that it makes investments in a select group of underlying GE Funds ("Underlying Funds") and cash suited to the Fund's particular investment objective. The objectives of the funds are as follows:

GE Conservative Allocation Fund's investment objective is income and long-term growth of capital. The Fund seeks to achieve its objective by investing among the underlying GE Funds within carefully determined ranges. The Fund normally invests 38% to 52% of its net assets in equity funds and 48% to 58% in income funds.

GE Moderate Allocation Fund's investment objective is long-term growth of capital with a moderate level of current income. The Fund seeks to achieve its objective by investing among the underlying GE Funds within carefully determined ranges. The Fund normally invests 55% to 75% of its net assets in equity funds and 25% to 41% in income funds.

GE Aggressive Allocation Fund's investment objective is capital appreciation. The Fund seeks to achieve its objective by investing among the underlying GE Funds within carefully determined ranges. The Fund normally invests 74% to 91% of it's net assets in equity funds and 9% to 22% in income funds.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions at the date of the financial statements. Actual results may differ from those estimates.

The following summarizes the significant accounting policies of the Trust:

SECURITY VALUATION AND TRANSACTIONS Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund as reported on each business day. Short-term investments maturing within 60 days are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

Security transactions are accounted for as of the trade date. Capital gain distributions from investments in the Underlying Funds are included in the Statement of Operations in realized gain/loss on investments. Realized gains and losses on investments sold are recorded on the basis of specific identified cost for both financial statement and federal tax purposes.

REPURCHASE AGREEMENTS Each of the Funds may enter into repurchase agreements. The Funds' custodian takes possession of the collateral pledged for investments in repurchase agreements on behalf of the Funds. The Funds value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to 102% of the repurchase price. In the event the seller defaults and the value of the security declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

INCOME TAXES The Funds intend to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable net investment income and net realized capital gains to their shareholders and, therefore, no provision for federal income tax has been made. Each Fund is treated as a separate taxpayer for federal income tax purposes.

Any net capital and currency losses incurred after October 31, within each Fund's tax year, are deemed to arise on the first day of the Fund's next tax year if the Fund so elects to defer such losses. No such net capital and currency losses were incurred during the Fund's tax year.

DISTRIBUTIONS TO SHAREHOLDERS The Funds declare and pay dividends of investment income and net realized capital gains annually. The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Reclassifications are made to the Funds' capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. These reclassifications have no impact on net investment income, realized gains or losses, or net asset value of the Funds. The calculation of net investment income per share in the Financial Highlights table excludes these adjustments.

INVESTMENT INCOME Income and capital gain distributions, if any, are recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

EXPENSES The Funds pay a fee to GE Asset Management Incorporated ("GEAM"), a wholly-owned subsidiary of General Electric Company, for the Funds' advisory and administration

NOTES TO FINANCIAL STATEMENTS  March 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

services. This fee includes normal operating expenses payable by the Funds, except for fees and expenses of the Trust's independent Trustees, transfer agent fees, brokerage fees and commissions, and fees that are not normal operating expenses of the Funds (such as extraordinary expenses, interest and taxes).

3.   FEES AND COMPENSATION PAID TO AFFILIATES
ADVISORY AND ADMINISTRATION FEES Compensation of GEAM for investment advisory and administrative services is paid monthly based on the average daily net assets of each Fund. The advisory and administration fees payable to GEAM for each Fund are calculated at the annual rate of 0.20%.

TRUSTEES COMPENSATION The Funds pay no compensation to their Trustees who are officers or employees of GEAM or its affiliates. Trustees who are not such officers or employees also serve in a similar capacity to other Funds advised by GEAM. The Trustees receive an annual fee of $48,000 and an additional fee of $500 per Trustees' meeting attended in person and $250 per telephone meeting. These fees are allocated proportionally among all of the Funds served by the Trustees and are based upon the relative net assets of each Fund.

OTHER For the period ended March 31, 2001, the Trust was informed that GE Investment Distributors, Inc., acting as underwriter, did not receive commissions from the sale of shares.

4.   INVESTMENT TRANSACTIONS
PURCHASES AND SALES OF SECURITIES The cost of purchases and the proceeds from sales of the Underlying Funds, excluding short-term securities, for the period ended March 31, 2001, were as follows:

                               PURCHASES           SALES
--------------------------------------------------------------------------------
GE Conservative
   Allocation Fund            $4,301,141        $7,597,400

GE Moderate
   Allocation Fund             2,910,563         3,802,200

GE Aggressive
   Allocation Fund             3,599,306         4,419,300

AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION

Aggregate gross unrealized appreciation/(depreciation) of investments for each Fund at March 31, 2001, were as follows:

                         GROSS          GROSS           NET
                      UNREALIZED     UNREALIZED     UNREALIZED
                     APPRECIATION   DEPRECIATION  (DEPRECIATION)
--------------------------------------------------------------------------------

GE Conservative
   Allocation Fund    $896,461       $2,637,181    $(1,740,720)

GE Moderate
   Allocation Fund     232,396        2,127,271     (1,894,875)

GE Aggressive
   Allocation Fund      97,468        3,669,910     (3,572,442)

The aggregate cost of each Fund's investments was sub-stantially the same for book and federal income tax purposes at March 31, 2001.

5.   BENEFICIAL INTEREST
The schedule below shows the number of shareholders each owning 5% or more of a Fund. The total percentage of a Fund held by such shareholders as well as the percentage of a Fund held by certain directly and indirectly owned subsidiaries of General Electric Company or a retirement plan sponsored by such entities ("GE Affiliates") at March 31, 2001 are:

                    5% OR GREATER SHAREHOLDERS
                    --------------------------
                                  % OF            % OF FUND HELD
                     NUMBER     FUND HELD        BY GE AFFILIATES*
--------------------------------------------------------------------------------
GE Conservative
   Allocation Fund     1           97%                  97%

GE Moderate
   Allocation Fund     2           34%                  34%

GE Aggressive
   Allocation Fund     3           90%                  90%

Investment activities of these shareholders could have a material impact on these funds.

*INCLUDED IN THE 5% OR GREATER SHAREHOLDERS PERCENTAGE.

INVESTMENT TEAM
--------------------------------------------------------------------------------

  PORTFOLIO MANAGER
  GE LIFESTYLE FUNDS
  Eugene K. Bolton

  PORTFOLIO MANAGERS OF THE
  UNDERLYING FUNDS
  GE INTERNATIONAL EQUITY FUND
  Team led by Ralph R. Layman

  GE SMALL-CAP VALUE EQUITY FUND
  Senior Investment Committee:
  Jack Feiler
  Martin L. Berman
  Steven E. Berman
  Richard Meisenberg
  Dennison Veru -
     Palisade Capital Management, L.L.C.

  GE HIGH YIELD FUND
  Robert E. Angevine
  Stephen F. Esser
  Gordon Loery
  Deanne L. Loughnane -
    Miller Anderson & Sherrerd, LLP

  GE EMERGING MARKETS FUND
  Team led by Ralph R. Layman

  GE U.S. EQUITY FUND
  Team led by Eugene K. Bolton

  GE FIXED INCOME FUND
  Team led by Robert A. MacDougall

  INVESTMENT ADVISER
  AND ADMINISTRATOR
  GE Asset Management Incorporated

  TRUSTEES
  Michael J. Cosgrove
  John R. Costantino
  Alan M. Lewis
  William J. Lucas
  Robert P. Quinn

  SECRETARY
  Matthew J. Simpson

  TREASURER
  Michael J. Tansley

  ASSISTANT TREASURER
  Michael M. D'Ambrosio

  DISTRIBUTOR
  GE Investment Distributors, Inc.
  Member NASD and SIPC

  COUNSEL
  Willkie Farr & Gallagher LLP

  CUSTODIAN
  State Street Bank & Trust Company

  INDEPENDENT ACCOUNTANTS
  PricewaterhouseCoopers LLP

                     [This page is left intentionally blank]

                              [inside back cover]

INVESTMENT ADVISER
GE ASSET MANAGEMENT INCORPORATED
3003 SUMMER STREET
STAMFORD, CT  06905

DISTRIBUTOR
GE INVESTMENT DISTRIBUTORS, INC.
MEMBER NASD AND SIPC
777 LONG RIDGE ROAD
STAMFORD, CT  06927

WWW.GEASSETMANAGEMENT.COM

[GE LOGO OMITTED]

WE BRING GOOD THINGS TO LIFE.

                                                                 GE-LSA-2 (3/01)














SEMI-ANNUAL REPORT
                                                              ------------------
                                                              GE LIFESTYLE FUNDS

MARCH 31, 2001

                                                               GE STRATEGY FUNDS

                                                   GE CONSERVATIVE STRATEGY FUND

                                                       GE MODERATE STRATEGY FUND

                                                     GE AGGRESSIVE STRATEGY FUND

                                                               [GE LOGO OMITTED]


[GE LOGO OMITTED]

WE BRING GOOD THINGS TO LIFE.

[BLANK PAGE]

                                                              GE LIFESTYLE FUNDS
--------------------------------------------------------------------------------

TABLE OF CONTENTS
-----------------------------------------------------------------------------

LETTER FROM THE PRESIDENT ................................................  2

PERFORMANCE SUMMARY


     GE Conservative Strategy Fund .......................................  3


     GE Moderate Strategy Fund ...........................................  4


     GE Aggressive Strategy Fund .........................................  5


     Portfolio Manager's Biography .......................................  6


NOTES TO PERFORMANCE .....................................................  6


FINANCIAL STATEMENTS

     Financial Highlights ................................................  7

     Statements of Net Assets ............................................  8

     Statements of Operations ............................................ 11

     Statements of Changes in Net Assets ................................. 12

     Notes to Financial Statements ....................................... 13

INVESTMENT TEAM .......................................................... 15

This report has been prepared for the shareholders of the GE LifeStyle Funds. It is not authorized for use as an offer of sale, or a solicitation of an offer to buy, the GE LifeStyle Funds unless accompanied or preceded by the current Prospectus of the GE LifeStyle Funds and the current Prospectus of the underlying GE Funds.

LETTER FROM THE PRESIDENT
--------------------------------------------------------------------------------

DEAR SHAREHOLDER

I am pleased to provide you with the Semi-Annual Report for the GE LifeStyle Funds, for the six months ended March 31, 2001.

MARKET OVERVIEW
The past six months saw a dramatic change in the fortunes of the U.S. economy, which had a significant impact on the performance of the investment markets. After a number of years of rather rapid growth, the U.S. economy began to slow toward the end of 2000, and continued that trend as the new year began. This prompted the Federal Reserve (the "Fed") to reverse its position from one of fighting the risk of inflation in a fast-growth environment to one of trying to engineer a soft landing for the economy. In January, the Fed implemented two, one-half percent reductions in the federal funds rate, and added another half-percent easing move in March.

The Fed's actions, however, were not sufficient to offset the already weakening business climate. A number of companies failed to meet profit expectations, which discouraged investors and resulted in a marked decline in the prices of many stocks. Hardest hit were the technology and telecommunications sectors. Of particular note was the dramatic drop in the technology-laden NASDAQ composite index, which lost half of its value between September 30, 2000 and March 31, 2001. The Standard & Poor's 500 Index declined by close to 20% in that time, while the Dow Jones Industrial Average lost about 7%. The bearish sentiment grew even stronger in February and March, as the corporate profit picture continued to worsen, and the market's weakness spread to nearly every sector of the economy. The only areas that escaped with somewhat positive results were the energy, electric utilities and health care industries.

The declining fortunes of the U.S. economy, and the interest rate reductions by the "Fed" had a positive impact on the bond market. Yields came down in most sectors of the bond market, boosting bond values. In the first months of 2001, corporate bonds enjoyed a particularly strong period of performance, including bonds in the high-yield sector which had lagged the market as a whole through most of 2000. Interest rates on long-term Treasury bonds also declined over the six-month period, though not as dramatically as rates on short-term debt securities, boosting their values as well.

Foreign markets struggled, particularly in the early months of 2001, as concerns about an economic slowdown spread worldwide. Most markets declined significantly in the first quarter of the new year. In addition, the dollar, which had weakened in late 2000, gained surprising strength in 2001. That turnaround proved to have a negative impact on returns for U.S. investors in overseas equity and fixed-income markets.

MARKET OUTLOOK
As we enter the spring and summer months of 2001, there seem to be more questions than answers about the direction of the markets. Nearly all revolve around what will happen to the U.S. economy. It is not clear at this point if the economy has actually slipped into a recession, or whether it will in the months ahead. If that does occur, it is likely to have a negative impact on corporate profits, which will dampen enthusiasm for stocks. On the other hand, signs of improvement in the economy would likely enhance the outlook for corporate earnings, and should encourage investors about the prospects for stocks going forward. Regardless of what happens, it appears likely that any rebound in the economy will be slow and steady, rather than a rapid recovery. If this proves to be true, investors will likely have to maintain patience with the market through these challenging times. We remain very positive about the long-term outlook for equities and fixed-income products, given the generally favorable economic trends combining reasonable economic growth with low inflation. That optimism extends to our view of foreign markets as well.

THE VALUE OF DIVERSIFICATION
An important lesson of the market's sudden turnaround is the value of owning a diversified portfolio. This includes not only an appropriate mix of equity and fixed-income funds (the breakdown depends on your investment time horizon and your willingness to tolerate risk) but also a proper mix within each category. For instance, during the strong run for technology stocks in the late 1990s, many investors poured money into growth-oriented stock funds while ignoring funds that focused on stocks that offered more attractive value. But recent results show that those who avoided value funds missed an opportunity. Based on a breakdown of the S&P 500 index, value stocks outperformed growth stocks by 37% for the 12-month period ending March 31, 2001. Clearly, a portfolio diversified in both value and growth funds over that time period would have performed better than one that only included growth funds. Keep in mind the importance of maintaining a well balanced portfolio as you pursue your key financial goals.

All of us at GE LifeStyle Funds thank you for your continued investment in our products. I also recommend you maintain a long-term perspective as you review your investment strategy. We look forward to continuing to meet your needs.

Sincerely,

/S/MICHAEL J. COSGROVE

Michael J. Cosgrove
CHAIRMAN, GE LIFESTYLE FUNDS

APRIL 19, 2001

MIKE COSGROVE IS THE PRESIDENT OF THE ASSET MANAGEMENT SERVICES GROUP OF GE FINANCIAL ASSURANCE HOLDINGS, INC., AND OF GE INVESTMENT DISTRIBUTORS, INC., THE FUNDS' DISTRIBUTOR, AND SERVES AS A TRUSTEE OF THE GE PENSION TRUST AND GE'S EMPLOYEE SAVINGS PROGRAM. PREVIOUSLY CHIEF FINANCIAL OFFICER OF GE ASSET MANAGEMENT AND ASSISTANT TREASURER-GE COMPANY, MIKE JOINED GE IN 1970 AND HELD A NUMBER OF MANAGERIAL POSITIONS IN FINANCE AND SALES IN THE INTERNATIONAL OPERATION AND IN GE TRADING COMPANY. HE HAS A B.S. IN ECONOMICS FROM FORDHAM UNIVERSITY AND AN M.B.A. FROM ST. JOHN'S UNIVERSITY.

GE CONSERVATIVE STRATEGY FUND                   PERFORMANCE SUMMARY  (unaudited)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
CHANGE IN VALUE OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

[LINE GRAPH OMITTED]
PLOT POINTS FOLLOWS:

                 Conservative Strategy Fund            Composite Index
1/5/98                       10,000                           10,000
3/98                      10,964.06                        10,694.06
9/98                      10,571.76                        10,571.85
3/99                      11,661.41                        11,661.45
9/99                       11,821.5                        11,821.45
3/00                      12,946.28                        12,946.12
9/00                       12,939.5                        12,940.26
3/1/2001                  12,448.98                        12,375.38


PORTFOLIO ALLOCATION TO FUNDS AT 3/31/01*
--------------------------------------------------------------------------------
                                          TARGET      ACTUAL
                                          ------      ------
GE Fixed Income Fund                       53.0%       52.2%
GE U.S. Equity Fund                        28.0%       27.7%
GE International Equity Fund               12.0%       11.6%
GE Small-Cap Value Equity Fund              5.0%        5.0%
Other                                       2.0%        3.5%
--------------------------------------------------------------------------------
Total                                     100.0%      100.0%
--------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS
From January 5, 1998 (inception) through March 31, 2001
--------------------------------------------------------------------------------

                              SIX       ONE     THREE    SINCE
                            MONTHS     YEAR     YEAR   INCEPTION
--------------------------------------------------------------------------------

GE CONSERVATIVE STRATEGY
  FUND                      (0.91)%   (0.73)%    5.41%   7.00%
Composite Index**           (4.36)%   (4.41)%    4.99%   6.81%
LB Aggregate Bond Index      7.37%    12.53%     6.87%   6.86%
S&P 500 Index              (18.76)%  (21.85)%    3.06%   7.07%
MSCI EAFE Index            (16.05)%  (25.88)%   (0.55)%  3.80%
Russell 2000 Index         (12.96)%  (15.33)%   (0.89)%  2.16%
90 Day T-Bill                2.91%     5.98%     5.23%   5.28%
--------------------------------------------------------------------------------

The GE Conservative Strategy Fund declined 0.91% for the six-month period ended March 31, 2001. The Fund outperformed its Composite Index, which lost 4.36% for the same period.

The Fund allocates investments among several asset classes including U.S. Equities, International Equities, and Fixed Income. The Fund is designed to provide investors with a balanced, conservative investment strategy. The Fund is structured with a conservative weighting in equities relative to fixed income. Approximately 44% of the Fund is allocated to equities. U.S. Equities account for 33% of the Fund, with 28% allocated to core equity and 5% to small-cap equities. Core international equities comprise 11% of the Fund. Approximately 56% of the Fund is allocated to fixed income securities. Core fixed income accounts for 52% of the Fund and the balance is allocated to cash and cash equivalents. Due to the balanced approach of the Fund, the results need to be compared to a composite index which is made up of several benchmarks including: the S&P 500 Index, the Russell 2000 Index, the MSCI EAFE Index, the Lehman Brothers Aggregate Bond Index, and the 90 Day T-Bill.

The Fund's strong relative performance compared to its composite index was due to positive results in fixed income, and good stock selection in U.S. and international equities. More than half of the Fund is allocated to fixed income. A "flight to quality" away from the equity market and aggressive easing of interest rates by the Federal Reserve reduced interest rates across the entire Treasury yield curve. With the decline in interest rates, the fixed income investments of the Fund performed well during the period. The U.S. equity markets declined during this period. However, the Fund outperformed its composite index in both core U.S. equity stocks and U.S. small-cap equity stocks, primarily due to reduced weightings in the technology sector. The international markets were decidedly mixed during the period: the modest recovery in the fourth quarter of 2000 lasted until January 2001 but turned sharply downward in February and March. The international equity portion of the Fund slightly underperformed its portion of the composite index. We continue to believe that this investment strategy will provide solid results especially when markets are reflecting economic uncertainty.

* AS A PERCENTAGE OF NET ASSETS
**THE COMPOSITE INDEX IS DERIVED BY APPLYING EACH UNDERLYING FUND'S TARGET
  ALLOCATIONS TO THE RESULTS OF THE BENCHMARK INDEX FOR EACH OF THOSE UNDERLYING GE FUNDS.

SEE NOTES TO PERFORMANCE.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

GE MODERATE STRATEGY FUND                       PERFORMANCE SUMMARY  (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CHANGE IN VALUE OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

[LINE GRAPH OMITTED]
PLOT POINTS FOLLOWS:

                      Moderate Strategy Fund                   Composite Index
1/5/98                            10,000                              10,000
3/98                           10,694.06                           10,911.57
9/98                           10,578.76                           10,146.71
3/99                           11,661.41                           11,659.28
9/99                            11,821.5                           11,981.17
3/00                           12,946.28                           13,601.82
9/00                            12,939.5                           13,233.01
3/1/2001                       12,462.45                           12,012.43

PORTFOLIO ALLOCATION TO FUNDS AT 3/31/01*
--------------------------------------------------------------------------------

                                          TARGET     ACTUAL
                                          ------     ------
GE U.S. Equity Fund                        34.0%       34.7%
GE Fixed Income Fund                       28.0%       27.6%
GE International Equity Fund               16.0%       15.8%
GE Small-Cap Value Equity Fund             12.0%       12.3%
GE High Yield Fund                          5.0%        4.9%
GE Emerging Markets Fund                    3.0%        2.9%
Other                                       2.0%        1.8%
--------------------------------------------------------------------------------
Total                                     100.0%      100.0%
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
From January 5, 1998 (inception) through March 31, 2001
--------------------------------------------------------------------------------

                              SIX       ONE     THREE    SINCE
                            MONTHS     YEAR     YEAR   INCEPTION
--------------------------------------------------------------------------------

GE MODERATE STRATEGY FUND   (4.71)%   (7.19)%    4.63%   7.04%
Composite Index**           (9.22)%  (11.69)%    3.26%   5.83%
S&P 500 Index              (18.76)%  (21.85)%    3.06%   7.07%
LB Aggregate Bond Index      7.37%    12.53%     6.87%   6.86%
MSCI EAFE Index            (16.05)%  (25.88)%   (0.55)%  3.80%
Russell 2000 Index         (12.96)%  (15.33)%   (0.89)%  2.16%
CS First Boston High Yield
  Index                     (0.29)%    0.85%     0.93%   0.86%
MSCI EMF Index             (18.05)%  (35.95)%   (8.44)% (6.13)%
90 Day T-Bill                2.91%     5.98%     5.23%   5.28%
--------------------------------------------------------------------------------

The GE Moderate Strategy Fund declined 4.71% for the six-month period ended March 31, 2001. The Fund outperformed its Composite Index, which lost 9.22% for the same period.

The Fund allocates investments among several asset classes including U.S. Equities, International Equities, and Fixed Income. The Fund is designed to provide investors with a balanced, moderate investment strategy. The Fund is structured with a moderate weighting in equities relative to fixed income. Approximately 66% of the Fund is allocated to equities. U.S. Equities account for 47% of the Fund, with 35% allocated to core equity and 12% to small-cap equities. International equities comprise 19% of the Fund, with 16% in core international and 3% in emerging market equities. Approximately 34% of the Fund is allocated to fixed income securities. The fixed income weighting includes 28% in core fixed income, 5% in high yield securities, and the balance in cash and cash equivalents. Due to the balanced approach of the Fund, the results need to be compared to a composite index which is made up of several benchmarks including: the S&P 500 Index, the Russell 2000 Index, the MSCI EAFE Index, the MSCI EMF Index, the Lehman Brothers Aggregate Bond Index, the CS First Boston High Yield Index, and the 90 Day T-Bill.

The Fund's strong relative performance compared to its composite index was due to the asset allocation strategy of the Fund. More than 65% of the Fund is allocated to equities. The U.S. equity markets declined during this period. However, the Fund outperformed its composite index in both core U.S. equity stocks and U.S. small-cap equity stocks, primarily due to reduced weightings in the technology sector. The international markets were decidedly mixed during the period. Both the international equity and emerging markets equity investments of the Fund underperformed their portions of the composite index. The fixed income markets did well during the period. A "flight to quality" away from the equity market and aggressive easing of interest rates by the Federal Reserve reduced interest rates across the entire Treasury yield curve. With the decline in interest rates, the fixed income investments of the Fund performed well during the period. We continue to believe that this investment strategy will provide solid results in both up and down markets due to the balanced diversification between equities and fixed income.

* AS A PERCENTAGE OF NET ASSETS
**THE COMPOSITE INDEX IS DERIVED BY APPLYING EACH UNDERLYING FUND'S TARGET
  ALLOCATIONS TO THE RESULTS OF THE BENCHMARK INDEX FOR EACH OF THOSE UNDERLYING GE FUNDS.

SEE NOTES TO PERFORMANCE.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

GE AGGRESSIVE STRATEGY FUND                     PERFORMANCE SUMMARY  (unaudited)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
CHANGE IN VALUE OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

[LINE GRAPH OMITTED]
PLOT POINTS FOLLOWS:

                     Aggressive Strategy Fund                 Composite Index
1/5/98                            10,000                              10,000
3/98                           11,110.07                           11,087.18
9/98                            10,150.1                             9,779.1
3/99                           12,056.03                           11,580.14
9/99                           12,267.54                           12,043.24
3/00                           14,359.58                           14,117.82
9/00                           13,690.93                           13,449.71
3/1/2001                          12,675                           11,699.67


PORTFOLIO ALLOCATION TO FUNDS AT 3/31/01*
--------------------------------------------------------------------------------

                                          TARGET     ACTUAL
                                          ------     ------
GE U.S. Equity Fund                        38.0%       37.8%
GE Small-Cap Value Equity Fund             20.0%       20.1%
GE International Equity Fund               19.0%       18.9%
GE Fixed Income Fund                        9.0%        9.2%
GE High Yield Fund                          7.0%        6.8%
GE Emerging Markets Fund                    5.0%        4.8%
Other                                       2.0%        2.4%
--------------------------------------------------------------------------------
Total                                     100.0%      100.0%
--------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS
From January 5, 1998 (inception) through March 31, 2001
--------------------------------------------------------------------------------

                              SIX       ONE     THREE    SINCE
                            MONTHS     YEAR     YEAR   INCEPTION
--------------------------------------------------------------------------------
GE AGGRESSIVE STRATEGY
  FUND                      (7.42)%  (11.73)%    4.49%   7.60%
Composite Index**          (13.01)%  (17.13)%    1.81%   4.97%
S&P 500 Index              (18.76)%  (21.85)%    3.06%   7.07%
Russell 2000 Index         (12.96)%  (15.33)%   (0.89)%  2.16%
MSCI EAFE Index            (16.05)%  (25.88)%   (0.55)%  3.80%
LB Aggregate Bond Index      7.37%    12.53%     6.87%   6.86%
CS First Boston High Yield
  Index                     (0.29)%    0.85%     0.93%   0.86%
MSCI EMF Index             (18.05)%  (35.95)%   (8.44)% (6.13)%
90 Day T-Bill                2.91%     5.98%     5.23%   5.28%
--------------------------------------------------------------------------------

The GE Aggressive Strategy Fund declined 7.42% for the six-month period ended March 31, 2001. The Fund outperformed its Composite Index, which lost 13.01% for the same period.

The Fund allocates investments among several asset classes including U.S. Equities, International Equities, and Fixed Income. The Fund is designed to provide investors with a balanced but aggressive investment strategy. The Fund is structured with an aggressive weighting in equities relative to fixed income due to its long-term goal of capital appreciation. Approximately 82% of the Fund is allocated to equities. U.S. Equities account for 58% of the Fund, with 38% allocated to core equity and 20% to small-cap equities. International equities comprise 24% of the Fund, with 19% in core international and 5% in emerging market equities. Approximately 18% of the Fund is allocated to fixed income securities. The fixed income weighting includes 9% in core fixed income, 7% in high yield securities, and the balance in cash and cash equivalents. Due to the balanced approach of the Fund, the results need to be compared to a composite index which is made up of several benchmarks including: the S&P 500 Index, the Russell 2000 Index, the MSCI EAFE Index, the MSCI EMF Index, the Lehman Brothers Aggregate Bond Index, the CS First Boston High Yield Index, and the 90 Day T-Bill.

The Fund's strong relative performance compared to its composite index was due to the asset allocation strategy of the Fund. More than 80% of the Fund is allocated to equities, with approximately 58% allocated to U.S. equities. The U.S. equity markets declined during this period. However, the Fund outperformed its composite benchmark in both core U.S. equity stocks and U.S. small-cap equity stocks, primarily due to reduced weightings in the technology sector. The international markets were decidedly mixed during the period. Both the international equity and emerging markets equity investments of the Fund underperformed their portions of the composite index. The fixed income markets did well during the period. A "flight to quality" away from the equity market and aggressive easing of interest rates by the Federal Reserve reduced interest rates across the entire Treasury yield curve. With the decline in interest rates, the fixed income investments of the Fund performed well during the period. We believe this investment strategy will provide positive results in strong equity markets, and conversely, when markets retreat, the fixed income allocation is likely to cushion negative returns.


* AS A PERCENTAGE OF NET ASSETS
**THE COMPOSITE INDEX IS DERIVED BY APPLYING EACH UNDERLYING FUND'S TARGET
  ALLOCATIONS TO THE RESULTS OF THE BENCHMARK INDEX FOR EACH OF THOSE UNDERLYING GE FUNDS.

SEE NOTES TO PERFORMANCE.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

GE LIFESTYLE FUNDS                                 PORTFOLIO MANAGER'S BIOGRAPHY
--------------------------------------------------------------------------------

PERFORMANCE SUMMARIES ON THE PRECEDING PAGES ARE PRESENTED BY EUGENE K. BOLTON, EXECUTIVE VICE PRESIDENT, GE ASSET MANAGEMENT.

GENE BOLTON IS THE PORTFOLIO MANAGER OF GE STRATEGY FUNDS. AS THE CHAIRMAN OF THE ASSET ALLOCATION COMMITTEE AT GE ASSET MANAGEMENT, GENE WORKS CLOSELY WITH THE PORTFOLIO MANAGERS OF THE UNDERLYING GE FUNDS. HE IS RESPONSIBLE FOR MANAGING GEAM'S U.S. EQUITY OPERATION AND ALSO PERSONALLY MANAGES THE US EQUITY SELECT STRATEGY. GENE JOINED GE IN 1964 AND, AFTER COMPLETING GE'S FINANCIAL MANAGEMENT PROGRAM, HELD A NUMBER OF FINANCIAL AND STRATEGIC PLANNING POSITIONS IN THE U.S. AND EUROPE. HIS EXPERIENCE INCLUDES ASSIGNMENTS WITH GE'S MEDICAL SYSTEMS AND MAJOR APPLIANCE BUSINESSES AS WELL AS CORPORATE FINANCE. JOINING GE ASSET MANAGEMENT IN 1984 AS CHIEF FINANCIAL OFFICER, HE MOVED TO EQUITIES AS A PORTFOLIO MANAGER IN 1986 AND MANAGED A GE PENSION FUND PORTFOLIO THROUGH 1991 WHEN HE WAS NAMED TO HIS PRESENT POSITION. GENE IS A TRUSTEE OF THE GE PENSION TRUST AND GE'S EMPLOYEE SAVINGS PLAN AS WELL AS CHAIRMAN OF GEAM'S ASSET ALLOCATION COMMITTEE. HE IS ALSO A TRUSTEE OF RENSSELAER POLYTECHNIC INSTITUTE AND CHAIRMAN OF THEIR INVESTMENT COMMITTEE, A TRUSTEE OF THE INVESTMENT MANAGEMENT WORKSHOP, AND A PAST MEMBER OF THE NEW YORK STOCK EXCHANGE PENSION ADVISORY COMMITTEE. GENE IS A GRADUATE OF MUNDELEIN COLLEGE WITH A BA DEGREE IN BUSINESS AND MANAGEMENT.


NOTES TO PERFORMANCE  (unaudited)
--------------------------------------------------------------------------------

Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Past performance is not indicative of future results of a Fund. Investment returns and net asset value on an investment will fluctuate and you may have a gain or loss when you sell your shares. Periods less than one year are not annualized.

The Adviser entered in a contract with GE LifeStyle Funds and/or certain underlying GE Funds effective January 29, 2001 pursuant to which it has agreed to limit "Other Expenses" on an annualized basis. Without these provisions, the performance returns would have been lower. These provisions may be discontinued in the future.

The Standard & Poor's ("S&P") 500 Composite Stock Price Index of stocks (S&P
500), Morgan Stanley Capital International Europe, Australasia, Far East Index (MSCI EAFE ), the Lehman Brothers Aggregate Bond Index (LB Aggregate), the Russell 2000 Index (Russell 2000), the Morgan Stanley Capital International Emerging Markets Free Index (MSCI EMF), and the Credit Suisse First Boston High Yield Index (CS First Boston High Yield) are unmanaged indices and do not reflect the actual cost of investing in the instruments that comprise each index.

The S&P 500 is a capitalization-weighted index of 500 widely held stocks recognized by investors to be representative of the U.S. stock market in general. The MSCI EAFE is a composite of foreign securities traded in 20 developed markets representing Europe, Australasia and Far East. The LB Aggregate is a composite of short-, medium-, and long-term bond performance and is widely recognized as a barometer of the bond market in general. The Russell 2000 measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index, which measures the performance of the 3000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The MSCI EMF is a composite of securities available to non-domestic investors traded in 25 emerging markets. The CS First Boston High Yield is a composite of below investment-grade corporate bonds issued in the United States. The 90 Day T-Bill is the average return on three month U.S. Treasury Bills. The results shown for the foregoing indices assume reinvestment of net dividends or interest.

Total returns for the Composite Index are derived by applying each underlying Fund's target allocations to the results of the corresponding benchmarks for the GE U.S. Equity Fund and GE Small-Cap Value Equity Fund, the S&P 500 and the Russell 2000, respectively; for the GE International Equity Fund and GE Emerging Markets Fund, the MSCI EAFE and the MSCI EMF, respectively; for the GE Fixed Income Fund and GE High Yield Fund, the LB Aggregate and the CS First Boston High Yield, respectively; and for cash and cash equivalents, the 90 Day T-Bill.


FINANCIAL HIGHLIGHTS
SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED
------------------------------------------------------------------------------------------------------------------------------------

                                       GE CONSERVATIVE                      GE MODERATE                     GE AGGRESSIVE
                                           STRATEGY                          STRATEGY                         STRATEGY
                                             FUND                              FUND                             FUND

                              3/31/01  9/30/00 9/30/99  9/30/98 3/31/01  9/30/00  9/30/99 9/30/98  3/31/01 9/30/00 9/30/99  9/30/98
                                                          (a)                              (a)                                (a)
------------------------------------------------------------------------------------------------------------------------------------

INCEPTION DATE                    --       --      --   1/5/98      --       --       --  1/5/98       --      --      --  1/5/98
Net asset value, beginning
  of period ..................$11.27   $10.79  $10.32   $10.00  $11.57   $11.03   $10.22  $10.00   $12.49  $11.60  $10.15  $10.00
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
  Net investment income ......  0.19     0.35    0.27     0.31    0.19     0.29     0.22    0.61     0.18    0.19    0.18    0.34
  Net realized and unrealized
     gains (losses) on
     investments ............. (0.27)    0.72    0.78     0.01(c)(0.67)    0.83     1.36   (0.39)   (1.05)   1.15    1.87  (0.19)(c)

------------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS ...... (0.08)    1.07    1.05     0.32   (0.48)    1.12     1.58    0.22    (0.87)   1.34    2.05    0.15
------------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS FROM:
  Net investment income ......  0.36     0.28    0.36     0.00    0.32     0.26     0.40    0.00     0.24    0.17    0.31    0.00
  Net realized gains .........  0.31     0.31    0.22     0.00    1.10     0.32     0.37    0.00     0.77    0.28    0.29    0.00

------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ..........  0.67     0.59    0.58     0.00    1.42     0.58     0.77    0.00     1.01    0.45    0.60    0.00
------------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF
  PERIOD .....................$10.52   $11.27  $10.79   $10.32   $9.67   $11.57   $11.03 $ 10.22   $10.61  $12.49  $11.60  $10.15
------------------------------------------------------------------------------------------------------------------------------------


TOTAL RETURN(B) .............. (0.91)% 10.23%  10.44%    3.20%   (4.71)% 10.29%   16.02%   2.20%    (7.42)% 11.60% 20.86%   1.50%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
     (in thousands) ..........$7,008   $4,102  $2,058   $  979 $39,226  $40,974  $32,319 $25,148  $10,680 $10,724  $5,100  $2,939
  Ratios to average net assets:
     Net investment income* .. 3.78%    3.47%   3.39%    5.85%   3.46%    2.50%    2.83%   7.39%    3.07%   1.51%   2.07%   5.79%
     Net expenses* ........... 0.20%    0.20%   0.20%    0.20%   0.20%    0.20%    0.20%   0.20%    0.20%   0.20%   0.20%   0.20%
     Gross expenses* ......... 0.96%    1.41%   0.79%    5.65%   0.31%    0.32%    0.24%   0.33%    0.57%   0.65%   0.41%   1.80%
  Portfolio turnover rate ....   16%      55%     71%      67%     12%      52%      41%     22%       9%     50%     27%     28%
------------------------------------------------------------------------------------------------------------------------------------


NOTES TO FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------------

(A) INFORMATION IS FOR THE PERIOD JANUARY 5, 1998, INCEPTION OF INVESTMENT OPERATIONS, THROUGH SEPTEMBER 30, 1998.

(B) TOTAL RETURNS ARE HISTORICAL AND ASSUME CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS,
    AND ASSUME NO SALES CHARGE. HAD THE ADVISER NOT ABSORBED A PORTION OF EXPENSES OF THE FUNDS AND OF THE UNDERLYING GE FUNDS,
    TOTAL RETURNS WOULD HAVE BEEN LOWER. TOTAL RETURNS ARE NOT ANNUALIZED.

(C) AS A RESULT OF THE TIMING OF PURCHASES AND SALES OF FUND SHARES, PER SHARE AMOUNTS DO NOT ACCORD WITH AGGREGATE AMOUNTS
    APPEARING IN THE STATEMENT OF OPERATIONS.

*   ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.


------------------
See Notes to Financial Statements.


STATEMENT OF NET ASSETS
---------------------------------------------------------------------------------------------------------------------------
GE CONSERVATIVE STRATEGY FUND
March 31, 2001 (UNAUDITED)
---------------------------------------------------------------------------------------------------------------------------

                                                                                          NUMBER
                                                                                         OF SHARES                   VALUE
---------------------------------------------------------------------------------------------------------------------------
INVESTMENTS -- 99.6%
---------------------------------------------------------------------------------------------------------------------------
GE Fixed Income Fund (Class A) .................................................          300,845               $3,661,279
GE U.S. Equity Fund (Class A) ..................................................           70,024                1,939,667
GE International Equity Fund (Class A) .........................................           56,854                  815,857
GE Small-Cap Value Equity Fund (Class A) .......................................           26,170                  347,539
GEI Short-Term Investment Fund .................................................          214,966                  214,966

TOTAL INVESTMENTS
   (COST $7,251,377) ...........................................................                                $6,979,308

---------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.4%
---------------------------------------------------------------------------------------------------------------------------
Other Assets ...................................................................                                    98,863
Liabilities ....................................................................                                   (70,573)
---------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES ...................................................                                    28,290
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS-- 100% ..............................................................                                $7,007,598
---------------------------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF:
---------------------------------------------------------------------------------------------------------------------------
Capital paid in ................................................................                                $7,167,318
Undistributed net investment income ............................................                                    36,767
Accumulated net realized gain ..................................................                                    75,582
Net unrealized depreciation on investments .....................................                                  (272,069)

---------------------------------------------------------------------------------------------------------------------------
NET ASSETS .....................................................................                                $7,007,598
---------------------------------------------------------------------------------------------------------------------------

Shares outstanding (par value $.001) ...........................................                                   666,075
Net asset value per share ......................................................                                    $10.52

------------------
See Notes to Financial Statements.


STATEMENT OF NET ASSETS
---------------------------------------------------------------------------------------------------------------------------
GE MODERATE STRATEGY FUND
March 31, 2001 (UNAUDITED)
---------------------------------------------------------------------------------------------------------------------------

                                                                                          NUMBER
                                                                                         OF SHARES                   VALUE
---------------------------------------------------------------------------------------------------------------------------

INVESTMENTS -- 100.0%
---------------------------------------------------------------------------------------------------------------------------
GE U.S. Equity Fund (Class A) ..................................................          491,367              $13,610,870
GE Fixed Income Fund (Class A) .................................................          889,570               10,826,071
GE International Equity Fund (Class A) .........................................          433,100                6,214,981
GE Small-Cap Value Equity Fund (Class A) .......................................          362,118                4,808,926
GE High Yield Fund (Class A) ...................................................          245,651                1,935,728
GE Emerging Markets Fund (Class A) .............................................          123,648                1,146,222
GEI Short-Term Investment Fund .................................................          667,938                  667,938

TOTAL INVESTMENTS
   (COST $43,026,444) ..........................................................                                39,210,736

---------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.0%*
---------------------------------------------------------------------------------------------------------------------------
Other Assets ...................................................................                                    27,881
Liabilities ....................................................................                                   (12,164)
---------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES ...................................................                                    15,717
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS-- 100% ..............................................................                               $39,226,453
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
---------------------------------------------------------------------------------------------------------------------------
Capital paid in ................................................................                               $41,530,616
Undistributed net investment income ............................................                                   215,369
Accumulated net realized gain ..................................................                                 1,296,176
Net unrealized depreciation on investments .....................................                                (3,815,708)
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS .....................................................................                               $39,226,453
---------------------------------------------------------------------------------------------------------------------------


Shares outstanding (par value $.001) ...........................................                                 4,057,477
Net asset value per share ......................................................                                     $9.67


* Less than 0.1%

------------------
See Notes to Financial Statements.


STATEMENT OF NET ASSETS
---------------------------------------------------------------------------------------------------------------------------
GE AGGRESSIVE STRATEGY FUND
March 31, 2001 (UNAUDITED)
---------------------------------------------------------------------------------------------------------------------------


                                                                                          NUMBER
                                                                                         OF SHARES                   VALUE
---------------------------------------------------------------------------------------------------------------------------

INVESTMENTS -- 100.0%
---------------------------------------------------------------------------------------------------------------------------
GE U.S. Equity Fund (Class A) ..................................................          145,847             $  4,039,967
GE Small-Cap Value Equity Fund (Class A) .......................................          161,764                2,148,230
GE International Equity Fund (Class A) .........................................          140,330                2,013,733
GE Fixed Income Fund (Class A) .................................................           80,431                  978,848
GE High Yield Fund (Class A) ...................................................           92,612                  729,785
GE Emerging Markets Fund (Class A) .............................................           55,740                  516,710
GEI Short-Term Investment Fund .................................................          252,906                  252,906

TOTAL INVESTMENTS
   (COST $12,152,236) ..........................................................                                10,680,179

---------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.0%*
---------------------------------------------------------------------------------------------------------------------------
Other Assets ...................................................................                                     3,659
Liabilities ....................................................................                                    (3,470)
---------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES                                                                                           189
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS-- 100% ..............................................................                               $10,680,368
---------------------------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF:
---------------------------------------------------------------------------------------------------------------------------
Capital paid in ................................................................                               $11,668,374
Undistributed net investment income ............................................                                    30,397
Accumulated net realized gain ..................................................                                   453,654
Net unrealized depreciation on investments .....................................                                (1,472,057)
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS .....................................................................                               $10,680,368
---------------------------------------------------------------------------------------------------------------------------


Shares outstanding (par value $.001) ...........................................                                 1,006,766
Net asset value per share ......................................................                                    $10.61

* Less than 0.1%


---------------------
See Notes to Financial Statements.


STATEMENTS OF OPERATIONS
For the period ended March 31, 2001 (UNAUDITED)
---------------------------------------------------------------------------------------------------------------------------

                                                           GE CONSERVATIVE              GE MODERATE           GE AGGRESSIVE
                                                              STRATEGY                   STRATEGY               STRATEGY
                                                                FUND                       FUND                   FUND
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   INCOME:
      Dividends .....................................        $  94,013                $   706,500              $   165,638
      Interest ......................................            3,931                     24,755                    6,643
---------------------------------------------------------------------------------------------------------------------------
   TOTAL INCOME .....................................           97,944                    731,255                  172,281
---------------------------------------------------------------------------------------------------------------------------
   EXPENSES:
      Advisory and administration fees ..............            4,925                     39,949                   10,544
      Transfer agent fees ...........................           18,449                     18,948                   18,948
      Trustees' fees ................................              222                      3,443                      544
---------------------------------------------------------------------------------------------------------------------------
   TOTAL EXPENSES BEFORE REIMBURSEMENT ..............           23,596                     62,340                   30,036

      Less: Expenses reimbursed by
         the Adviser ................................          (18,671)                   (22,391)                 (19,492)
---------------------------------------------------------------------------------------------------------------------------
      Net expenses ..................................            4,925                     39,949                   10,544
---------------------------------------------------------------------------------------------------------------------------
   NET INVESTMENT INCOME ............................           93,019                    691,306                  161,737
---------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
      Realized gain on investments ..................          124,132                  1,500,620                  484,630
      Change in unrealized depreciation
         on investments .............................         (317,638)                (4,122,444)              (1,488,071)
---------------------------------------------------------------------------------------------------------------------------
      Net realized and unrealized loss
         on investments .............................         (193,506)                (2,621,824)              (1,003,441)
---------------------------------------------------------------------------------------------------------------------------
   NET DECREASE IN NET ASSETS RESULTING
      FROM OPERATIONS ...............................        $(100,487)               $(1,930,518)             $  (841,704)
---------------------------------------------------------------------------------------------------------------------------


---------------------------------------------------
See Notes to Financial Statements.


STATEMENTS OF CHANGES IN NET ASSETS For the period ended March 31, 2001
(UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------

                                                      GE CONSERVATIVE              GE MODERATE              GE AGGRESSIVE
                                                         STRATEGY                   STRATEGY                  STRATEGY
                                                           FUND                       FUND                      FUND
                                                PERIOD ENDED       YEAR    PERIOD ENDED      YEAR     PERIOD ENDED      YEAR
                                                  03/31/01         ENDED     03/31/01        ENDED      03/31/01        ENDED
                                                 (UNAUDITED)      9/30/00   (UNAUDITED)     9/30/00    (UNAUDITED)     9/30/00
------------------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
      Net investment income ...................  $   93,019    $  107,367   $   691,306  $   963,340   $   161,737  $   132,232
      Net realized gain on investments ........     124,132        94,409     1,500,620    3,832,021       484,630      701,727
      Net increase (decrease) in unrealized
         appreciation/depreciation
         on investments .......................    (317,638)       56,071    (4,122,444)  (1,451,052)   (1,488,071)    (207,674)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease)
         from operations ......................    (100,487)      257,847    (1,930,518)   3,344,309      (841,704)     626,285
------------------------------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
      Net investment income ...................    (138,000)      (55,000)   (1,111,866)    (750,000)     (210,000)     (82,000)
      Net realized gains ......................    (117,635)      (61,144)   (3,846,429)    (930,211)     (660,968)    (137,471)
------------------------------------------------------------------------------------------------------------------------------------
   Total distributions ........................    (255,635)     (116,144)   (4,958,295)  (1,680,211)     (870,968)    (219,471)
------------------------------------------------------------------------------------------------------------------------------------
   Increase (decrease) in net assets
      from operations and distributions .......    (356,122)      141,703    (6,888,813)   1,664,098    (1,712,672)     406,814
------------------------------------------------------------------------------------------------------------------------------------
   SHARE TRANSACTIONS:
      Proceeds from sale of shares ............   3,815,176     3,897,536     3,485,243   11,980,444     2,134,189    7,491,269
      Value of distributions reinvested .......     255,636       116,142     4,958,293    1,680,227       870,969      219,467
      Cost of shares redeemed .................    (808,835)   (2,112,086)   (3,301,917)  (6,670,038)   (1,336,485)  (2,492,793)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase from share transactions ....   3,261,977     1,901,592     5,141,619    6,990,633     1,668,673    5,217,943
------------------------------------------------------------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE)IN NET ASSETS         2,905,855     2,043,295    (1,747,194)   8,654,731       (43,999)   5,624,757

NET ASSETS
   Beginning of period ........................   4,101,743     2,058,448    40,973,647   32,318,916    10,724,367    5,099,610
------------------------------------------------------------------------------------------------------------------------------------
   End of period ..............................  $7,007,598    $4,101,743   $39,226,453  $40,973,647   $10,680,368  $10,724,367
------------------------------------------------------------------------------------------------------------------------------------
UNDISTRIBUTED NET INVESTMENT INCOME,
   END OF PERIOD ..............................  $   36,767    $   81,748   $   215,369  $   635,929   $    30,397  $    78,660

CHANGES IN FUND SHARES

Shares sold by subscription ...................     351,853       353,540       335,088    1,041,048       185,144      598,032
Issued issued for distributions reinvested ....      23,736        10,834       490,435      150,020        77,145       18,048
Shares redeemed ...............................     (73,541)     (191,167)     (310,395)    (579,236)     (114,019)    (197,086)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in fund shares ...................     302,048       173,207       515,128      611,832       148,270      418,994
------------------------------------------------------------------------------------------------------------------------------------


------------------
See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS  March 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------
1.   ORGANIZATION OF THE FUNDS
GE LifeStyle Funds ("LifeStyle Funds" or the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, management investment company. The Trust was organized as a Massachusetts business trust on June 21, 1996, and is authorized to issue an unlimited number of shares. It is currently comprised of six investment funds (each a "Fund" and collectively the "Funds"), three of which are included in a separate annual report. Each Fund operates as a "fund-of-funds" in that it makes investments in a select group of underlying GE Funds ("Underlying Funds") and cash suited to the Fund's particular investment objective. The objectives of the funds are as follows:

GE Conservative Strategy Fund's investment objective is income and long-term growth of capital. The Fund seeks to achieve its objective by investing among the underlying GE Funds within carefully determined ranges. The Fund normally invests 38% to 52% of its net assets in equity funds and 48% to 58% in income funds.

GE Moderate Strategy Fund's investment objective is long-term growth of capital with a moderate level of current income. The Fund seeks to achieve its objective by investing among the underlying GE Funds within carefully determined ranges. The Fund normally invests 55% to 75% of its net assets in equity funds and 25% to 41% in income funds.

GE Aggressive Strategy Fund's investment objective is capital appreciation. The Fund seeks to achieve its objective by investing among the underlying GE Funds within carefully determined ranges. The Fund normally invests 74% to 91% of its net assets in equity funds and 9% to 22% in income funds.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions at the date of the financial statements. Actual results may differ from those estimates.

The following summarizes the significant accounting policies of the Trust:

SECURITY VALUATION AND TRANSACTIONS Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund as reported on each business day. Short-term investments maturing within 60 days are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

Security transactions are accounted for as of the trade date. Capital gain distributions from investments in the Underlying Funds are included in the Statement of Operations in realized gain/loss on investments. Realized gains and losses on investments sold are recorded on the basis of specific identified cost for both financial statement and federal tax purposes.

REPURCHASE AGREEMENTS Each of the Funds may enter into repurchase agreements. The Funds' custodian takes possession of the collateral pledged for investments in repurchase agreements on behalf of the Funds. The Funds value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to 102% of the repurchase price. In the event the seller defaults and the value of the security declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

INCOME TAXES The Funds intend to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable net investment income and net realized capital gains to their shareholders and, therefore, no provision for federal income tax has been made. Each Fund is treated as a separate taxpayer for federal income tax purposes.

Any net capital and currency losses incurred after October 31, within each Fund's tax year, are deemed to arise on the first day of the Fund's next tax year if the Fund so elects to defer such losses. No such net capital and currency losses incurred during the Funds' tax year.

DISTRIBUTIONS TO SHAREHOLDERS The Funds declare and pay dividends of investment income and net realized capital gains annually. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. Reclassifications are made to the Funds' capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. These reclassifications have no impact on net investment income, realized gains or losses, or net asset value of the Funds. The calculation of net investment income per share in the Financial Highlights table excludes these adjustments.

INVESTMENT INCOME Income and capital gain distributions, if any, are recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

EXPENSES The Funds pay a fee to GE Asset management Incorporated ("GEAM"), a wholly-owned subsidiary of General Electric Company, for the Funds' advisory and administration services. This fee includes normal operating expenses payable

NOTES TO FINANCIAL STATEMENTS  March 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

by the Funds, except for fees and expenses of the Trust's independent Trustees, transfer agent fees, brokerage fees and commissions, and fees that are not normal operating expenses of the Funds (such as extraordinary expenses, interest and taxes).

3.   FEES AND COMPENSATION PAID TO AFFILIATES
ADVISORY AND ADMINISTRATION FEES Compensation of GEAM for investment advisory and administrative services, is paid monthly based on the average daily net assets of each Fund. The advisory and administration fees payable to GEAM for each Fund are calculated at the annual rate of 0.20%.

TRUSTEES COMPENSATION The Funds pay no compensation to their Trustees who are officers or employees of GEAM or its affiliates. Trustees who are not such officers or employees also serve in a similar capacity to other Funds advised by GEAM. The Trustees receive an annual fee of $48,000 and an additional fee of $500 per Trustees' meeting attended in person and $250 per telephone meeting. These fees are allocated proportionally among all of the Funds served by the Trustees and are based upon the relative net assets of each Fund.

OTHER For the period ended March 31, 2001, the Trust was informed that GE Investment Distributors, Inc., acting as underwriter, did not receive commissions from the sale of shares.

4.   INVESTMENT TRANSACTIONS
PURCHASES AND SALES OF SECURITIES The cost of purchases and the proceeds from sales of the Underlying Funds, excluding short-term securities, for the period ended March 31, 2001, were as follows:

                               PURCHASES           SALES
--------------------------------------------------------------------------------
GE Conservative
   Strategy Fund              $3,832,897       $   781,500

GE Moderate
   Strategy Fund               7,069,019         4,551,700

GE Aggressive
   Strategy Fund               2,329,845     925,500

AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION

Aggregate gross unrealized appreciation/(depreciation) of investments for each Fund at March 31, 2001, were as follows:

                                                       NET
                         GROSS          GROSS      UNREALIZED
                      UNREALIZED     UNREALIZED    APPRECIATION/
                     APPRECIATION   DEPRECIATION  (DEPRECIATION)
--------------------------------------------------------------------------------
GE Conservative
   Strategy Fund      $106,561    $   378,630     $  (272,069)
GE Moderate
   Strategy Fund       115,131      3,930,839      (3,815,708)
GE Aggressive
   Strategy Fund        51,734      1,523,791      (1,472,057)

The aggregate cost of each Fund's investments was substantially the same for book and federal income tax purposes at March 31, 2001.

5.   BENEFICIAL INTEREST
The schedule below shows the number of shareholders each owning 5% or more of a fund and the total percentage of the fund held by such shareholders at March 31, 2001.

                          5% OR GREATER SHAREHOLDERS
                          --------------------------
                                             % OF
                           NUMBER          FUND HELD
--------------------------------------------------------------------------------
GE Conservative
   Strategy Fund              2               86%
GE Moderate
  Strategy Fund               3               96%
GE Aggressive
  Strategy Fund               2               82%

Investment activities of these shareholders could have a material impact on these funds.

INVESTMENT TEAM
--------------------------------------------------------------------------------

  PORTFOLIO MANAGER
  GE LIFESTYLE FUNDS
  Eugene K. Bolton

  PORTFOLIO MANAGERS OF THE
  UNDERLYING FUNDS
  GE INTERNATIONAL EQUITY FUND
  Team led by Ralph R. Layman

  GE SMALL-CAP VALUE EQUITY FUND
  Senior Investment Committee:
  Jack Feiler
  Martin L. Berman
  Steven E. Berman
  Richard Meisenberg
  Dennison Veru -
     Palisade Capital Management, L.L.C.

  GE HIGH YIELD FUND
  Robert E. Angevine
  Stephen F. Esser
  Gordon Loery
  Deanne L. Loughnane -
    Miller Anderson & Sherrerd, LLP

  GE EMERGING MARKETS FUND
  Team led by Ralph R. Layman

  GE U.S. EQUITY FUND
  Team led by Eugene K. Bolton

  GE FIXED INCOME FUND
  Team led by Robert A. MacDougall

  INVESTMENT ADVISER
  AND ADMINISTRATOR
  GE Asset Management Incorporated

  TRUSTEES
  Michael J. Cosgrove
  John R. Costantino
  Alan M. Lewis
  William J. Lucas
  Robert P. Quinn

  SECRETARY
  Matthew J. Simpson

  TREASURER
  Michael J. Tansley

  ASSISTANT TREASURER
  Michael M. D'Ambrosio

  DISTRIBUTOR
  GE Investment Distributors, Inc.
  Member NASD and SIPC

  COUNSEL
  Willkie Farr & Gallagher LLP

  CUSTODIAN
  State Street Bank & Trust Company

  INDEPENDENT ACCOUNTANTS
  PricewaterhouseCoopers LLP


  OFFICERS OF THE INVESTMENT ADVISER
  John H. Myers, PRESIDENT
  Eugene K. Bolton, EVP, DOMESTIC EQUITIES
  Michael J. Cosgrove, EVP, MUTUAL FUNDS
  John J. Walker, EVP, CHIEF FINANCIAL OFFICER
  Ralph R. Layman, EVP, INTERNATIONAL EQUITIES
  Alan M. Lewis, EVP, GENERAL COUNSEL AND SECRETARY
  Robert A. MacDougall, EVP, FIXED INCOME
  Geoffrey R. Norman, EVP, MARKETING
  Don W. Torey, EVP, ALTERNATIVE INVESTMENTS AND REAL ESTATE

                     [This page is left intentionally blank]

                               [INSIDE BACK COVER]

INVESTMENT ADVISER
GE ASSET MANAGEMENT INCORPORATED
3003 SUMMER STREET
STAMFORD, CT  06905

DISTRIBUTOR
GE INVESTMENT DISTRIBUTORS, INC.
MEMBER NASD AND SIPC
777 LONG RIDGE ROAD
STAMFORD, CT  06927

WWW.GEASSETMANAGEMENT.COM

[GE LOGO OMITTED]

WE BRING GOOD THINGS TO LIFE.

GE-LSS-2 (3/01)